Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New Jersey (99.4%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	3,174
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,529
Atlantic City NJ GO	5.000%	12/1/23	1,115	1,205
Atlantic City NJ GO	5.000%	3/1/26 (15)	250	303
Atlantic City NJ GO	5.000%	3/1/32 (15)	750	916
Atlantic City NJ GO	5.000%	3/1/37 (15)	1,000	1,209
Atlantic City NJ GO	5.000%	3/1/42 (15)	1,250	1,495
Atlantic City NJ Municipal Utilities Authority
Revenue	4.000%	5/1/21	200	202
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,718
Atlantic County NJ Improvement Authority
Revenue	4.000%	7/1/46 (4)	5,000	5,535
Bergen County NJ GO	3.000%	7/15/38	1,620	1,758
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,633
Brick Township NJ BANS	4.000%	3/1/22	1,110	1,180
Brick Township NJ BANS	3.000%	3/1/23	1,155	1,228
Brigantine NJ GO	5.000%	10/1/20	1,020	1,045
Brigantine NJ GO	5.000%	10/1/21	935	998
Brigantine NJ GO	5.000%	10/1/22	1,175	1,299
Brigantine NJ GO	5.000%	10/1/23	1,220	1,395
Burlington County NJ Bridge Commission
Revenue	5.000%	4/15/32	500	664
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/36	1,000	1,289
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,673
Burlington County NJ GO	3.000%	5/1/30	1,610	1,840
Burlington County NJ GO	3.000%	5/1/31	1,650	1,870
Burlington County NJ GO	3.000%	5/1/32	1,695	1,909
Burlington County NJ GO	3.000%	5/1/33	1,745	1,961
Burlington County NJ GO	3.000%	5/1/34	1,790	1,999
Camden County NJ GO	3.000%	3/1/33	550	615
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,720
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	4,009
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	3,805	4,352

Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	4,970	5,677
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,851
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,139
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,706
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,129
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,857
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,600	3,884
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,225	3,479
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/32	515	647
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/34	500	625
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/36	500	579
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/36	3,310	3,940
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/37	3,470	4,121
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/38	880	1,014
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/38	1,705	2,018
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/39	1,000	1,150
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/39	1,260	1,487
Cedar Grove Township NJ School District GO	2.000%	8/15/24	290	301
Cumberland NJ Improvement Authority Lease
Revenue (Correctional Facility Project)	4.000%	10/1/54 (15)	6,000	6,895
Cumberland NJ Improvement Authority Lease
Revenue (Correctional Facility Project)	5.000%	10/1/58 (15)	5,500	6,729
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/35	1,000	1,098
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/36	1,000	1,096
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/37	1,000	1,093
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/38	1,000	1,089
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,935
Delaware River & Bay Authority Delaware
Revenue	4.000%	1/1/44	2,000	2,366

Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	625	736
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25 (Prere.)	500	608
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25 (Prere.)	300	365
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,540	1,950
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	100	132
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,839
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,989
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	135	178
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	175	230
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,652
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	155	203
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/37	150	196
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/38	170	222
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/39	170	221
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	11,151
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,761
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	420	464
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,460	4,919
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,930
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	1,730	2,274
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/33	3,000	3,457
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	1,385	1,800
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,020	17,173
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/38	3,500	4,514
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/39	3,500	4,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	3,000	3,845
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,843
Delran Township NJ GO	2.000%	10/15/23	1,000	1,036
Delran Township NJ GO	2.000%	10/15/24	1,000	1,046

East Brunswick Township NJ Board of
Education GO	4.000%	5/15/33	350	435
East Brunswick Township NJ Board of
Education GO	4.000%	5/15/36	350	426
East Brunswick Township NJ Board of
Education GO	3.000%	5/15/37	620	691
East Brunswick Township NJ Board of
Education GO	3.000%	5/15/38	500	546
East Brunswick Township NJ Board of
Education GO	3.000%	5/15/39	730	794
East Brunswick Township NJ Board of
Education GO	3.000%	5/15/40	755	819
East Orange NJ (Board of Education Project)
GO	5.000%	10/15/32 (4)	795	1,043
East Orange NJ (Board of Education Project)
GO	5.000%	10/15/33 (4)	610	799
East Orange NJ (Board of Education Project)
GO	3.000%	10/15/34 (4)	400	437
East Orange NJ (Board of Education Project)
GO	3.000%	10/15/35 (4)	400	436
East Orange NJ (Board of Education Project)
GO	4.000%	10/15/40 (4)	1,345	1,593
East Orange NJ GO	4.000%	9/15/23 (4)	705	777
East Orange NJ GO	4.000%	9/15/24 (4)	255	288
East Orange NJ GO	4.000%	9/15/25 (4)	1,360	1,571
Edgewater NJ GO	1.000%	2/15/34	1,105	936
Essex County NJ Improvement Authority GO	4.000%	9/1/40	1,440	1,650
Essex County NJ Improvement Authority GO	4.000%	9/1/41	1,440	1,646
Essex County NJ Improvement Authority GO	4.000%	9/1/42	1,440	1,643
Essex County NJ Improvement Authority GO	4.000%	9/1/43	1,440	1,641
Essex County NJ Improvement Authority GO	4.000%	9/1/44	1,440	1,638
Essex County NJ Improvement Authority GO	4.000%	9/1/45	1,440	1,637
Essex County NJ Improvement Authority GO	4.000%	9/1/46	1,440	1,635
Essex County NJ Improvement Authority GO	4.000%	9/1/47	1,440	1,634
Essex County NJ Improvement Authority GO	4.000%	9/1/48	1,440	1,632
Essex County NJ Improvement Authority
Revenue	4.000%	11/1/37	1,540	1,789
Essex County NJ Improvement Authority
Revenue	4.000%	11/1/38	1,000	1,159
Essex County NJ Improvement Authority
Revenue	4.000%	11/1/44	2,470	2,831
Ewing Township NJ School District GO	4.000%	7/15/32	2,610	3,093
Ewing Township NJ School District GO	4.000%	7/15/34	3,040	3,588
Ewing Township NJ School District GO	4.000%	7/15/35	3,045	3,587
Ewing Township NJ School District GO	4.000%	7/15/37	3,000	3,517
Flemington Raritan NJ Regional School District
GO	3.000%	9/1/39	2,700	2,881
Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46	5,500	6,830
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	6,535	5,677
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/29 (4)	1,500	1,859
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,641
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/30 (4)	1,200	1,482

Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,310
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	2,100
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,687
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,416
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/37	750	905
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/38	700	841
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/39	600	720
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,743
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	2,250	2,896
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/48	2,000	2,345
Hardyston NJ School District GO	4.000%	8/1/23	570	627
Harrison NJ GO	4.000%	3/1/38 (15)	1,945	2,255
Harrison NJ GO	4.000%	3/1/41 (15)	2,180	2,512
Harrison Township NJ GO	2.000%	5/15/23	270	278
Harrison Township NJ GO	2.000%	5/15/24	645	667
Haworth NJ GO	2.000%	8/1/23	450	463
Haworth NJ GO	2.000%	8/1/24	455	472
Hawthorne NJ School District GO	3.000%	9/1/31 (15)	1,350	1,479
Hawthorne NJ School District GO	3.000%	9/1/32 (15)	1,350	1,472
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,515	6,621
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	8/1/42	1,300	1,538
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	8,413
Hudson County NJ Improvement Authority
Lease Revenue (Union City School District
Parking Project)	5.000%	6/15/37	1,500	1,805
1 Inspira Health Obligated Group TOB VRDO	1.270%	3/6/20	200	200
Jersey City NJ GO	4.000%	12/1/24 (15)	250	285
Jersey City NJ GO	5.000%	11/1/31	510	642
Jersey City NJ GO	5.000%	11/1/33	415	520
Jersey City NJ GO	4.000%	11/1/34	2,000	2,356
Jersey City NJ GO	4.000%	11/1/35	1,170	1,376
Jersey City NJ GO	4.000%	11/1/36	1,765	2,074
Jersey City NJ GO	5.000%	11/1/37	1,000	1,243
Kingsway NJ Regional School District GO	3.000%	1/15/28	430	467
Longport NJ GO	2.000%	7/15/23	490	508
Longport NJ GO	2.000%	7/15/24	500	522
Maple Shade Township NJ School District GO	3.000%	7/15/23 (4)	1,150	1,229
Maple Shade Township NJ School District GO	3.000%	7/15/24 (4)	1,180	1,285
Maple Shade Township NJ School District GO	3.000%	7/15/25 (4)	950	1,051
Maple Shade Township NJ School District GO	3.000%	7/15/31 (4)	1,850	2,024
Maple Shade Township NJ School District GO	3.000%	7/15/37 (4)	1,920	2,061
Maple Shade Township NJ School District GO	3.000%	7/15/38 (4)	1,925	2,056
Maple Shade Township NJ School District GO	3.000%	7/15/39 (4)	1,925	2,052
Maple Shade Township NJ School District GO	3.000%	7/15/40 (4)	1,985	2,111

Mercer County NJ GO	3.000%	2/15/31	1,000	1,107
Mercer County NJ GO	0.050%	2/15/32	5,000	3,935
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,980
Middle Township NJ School District GO	3.000%	7/15/29 (4)	1,000	1,069
Middlesex County NJ COP	4.000%	6/15/28	350	427
Monmouth County NJ GO	5.000%	7/15/34	580	777
Monmouth County NJ GO	5.000%	7/15/34	6,340	8,515
Monmouth County NJ Improvement Authority
Revenue	4.000%	12/1/34	1,000	1,256
Monmouth County NJ Improvement Authority
Revenue	4.000%	12/1/35	775	971
Monmouth County NJ Improvement Authority
Revenue	4.000%	12/1/36	1,000	1,250
Monmouth County NJ Improvement Authority
Revenue	4.000%	12/1/37	500	623
Monmouth County NJ Improvement Authority
Revenue	4.000%	12/1/39	600	743
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/32	1,000	1,251
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/33	950	1,188
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/34	1,800	2,116
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/34	650	811
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/35	1,275	1,584
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/35	525	654
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/36	1,200	1,486
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/36	500	621
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/37	2,000	2,332
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/37	275	341
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/38	1,500	1,745
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/38	250	309
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/39	200	246
Monmouth NJ Regional High School District GO	3.000%	2/1/31	1,755	1,929
Monmouth NJ Regional High School District GO	3.000%	2/1/32	1,255	1,369
Monmouth NJ Regional High School District GO	3.000%	2/1/33	1,015	1,101
Monroe Township NJ Board of Education GO	5.000%	3/1/25 (Prere.)	3,000	3,614
New Brunswick NJ GO	3.000%	2/15/30 (15)	3,880	4,199
New Brunswick NJ GO	3.000%	2/15/31 (15)	1,370	1,472
New Brunswick NJ GO	3.000%	2/15/32 (15)	1,370	1,463
New Brunswick NJ GO	3.000%	2/15/36 (15)	1,370	1,447
New Brunswick NJ GO	3.000%	2/15/37 (15)	1,370	1,445
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	675
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	509
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	624
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	657

New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37 (4)	2,000	2,318
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,411
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	470
New Jersey Building Authority Revenue	4.000%	6/15/30	605	684
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,278
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,841
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,349
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,701
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,417
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	15,637
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,650	5,198
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	8,150	9,088
New Jersey Economic Development Authority
Revenue	5.000%	9/1/22 (Prere.)	7,865	8,681
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	2,375	2,668
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	150	166
New Jersey Economic Development Authority
Revenue	5.000%	6/15/24 (Prere.)	2,150	2,529
New Jersey Economic Development Authority
Revenue	5.250%	6/15/25 (Prere.)	550	676
New Jersey Economic Development Authority
Revenue	4.000%	11/1/25	125	142
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,515	2,844
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	3,103
New Jersey Economic Development Authority
Revenue	5.000%	6/15/28	245	281
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	5,000	6,251
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	9,000	11,191
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	5,475	6,789
New Jersey Economic Development Authority
Revenue	5.000%	6/15/33	3,500	4,250
New Jersey Economic Development Authority
Revenue	5.000%	6/15/33	1,420	1,814
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	7,071
New Jersey Economic Development Authority
Revenue	5.000%	6/15/34	3,000	3,635
New Jersey Economic Development Authority
Revenue	5.000%	6/15/34	1,180	1,504
New Jersey Economic Development Authority
Revenue	5.000%	3/1/35	4,230	4,586

New Jersey Economic Development Authority
Revenue	4.000%	6/15/35	1,000	1,174
New Jersey Economic Development Authority
Revenue	5.000%	6/15/35	1,800	2,176
New Jersey Economic Development Authority
Revenue	4.000%	6/15/36	1,740	2,037
New Jersey Economic Development Authority
Revenue	3.350%	7/15/36	325	342
New Jersey Economic Development Authority
Revenue	4.000%	11/1/37	3,740	4,352
New Jersey Economic Development Authority
Revenue	5.000%	6/15/38	11,790	14,591
New Jersey Economic Development Authority
Revenue	5.000%	6/15/40	9,335	10,543
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	9,450	10,996
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	4,250	5,018
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	5,000	5,953
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	5,000	6,013
New Jersey Economic Development Authority
Revenue	4.000%	11/1/44	3,000	3,428
New Jersey Economic Development Authority
Revenue	5.000%	11/1/44	4,000	4,970
New Jersey Economic Development Authority
Revenue	5.000%	6/15/47	10,000	11,943
New Jersey Economic Development Authority
Revenue	4.625%	6/15/48	8,000	9,410
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,314
New Jersey Economic Development Authority
Revenue (Beloved Community Charter School
Inc. Project)	4.000%	6/15/29	1,330	1,440
New Jersey Economic Development Authority
Revenue (Beloved Community Charter School
Inc. Project)	5.000%	6/15/54	730	796
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,196
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,699
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,447
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,136
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,144
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,499
New Jersey Economic Development Authority
Revenue (Cranes Mill Project)	5.000%	1/1/49	3,000	3,488
New Jersey Economic Development Authority
Revenue (Department of the Treasury)	5.000%	6/15/26	425	517
New Jersey Economic Development Authority
Revenue (Department of the Treasury)	5.000%	6/15/28	840	1,057

New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	4,130	4,349
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	2,025	2,463
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	4,465	5,427
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34	2,500	2,843
1 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge) TOB
VRDO	1.300%	3/6/20	4,250	4,250
2 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,004
1 New Jersey Economic Development Authority
Revenue (New Jersey Transit Corp.) TOB
VRDO	1.180%	3/6/20 LOC	2,735	2,735
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/32	1,100	1,277
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/37	600	691
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/47	1,500	1,699
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/20 (Prere.)	1,440	1,456
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/20 (Prere.)	1,160	1,174
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/20 (Prere.)	8,280	8,384
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/30 (4)	650	811
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/42 (4)	10,000	12,016
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,819
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,222
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	14,233

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,135
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,262
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	2,830
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22 (Prere.)	6,360	7,020
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22 (Prere.)	5,000	5,519
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22 (Prere.)	4,005	4,421
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,155
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,383
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	314
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	390
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,777
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	3,265	3,626
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,755
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,602
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	3,210	3,929
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	3,105	3,778
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,123
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	2,000	2,473
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,041
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,000	3,826
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	11/1/27	615	716
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/28	6,465	8,114
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,822
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	9,055	12,034
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,969
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	3,890	4,607
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,562
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,182

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/32	1,290	1,652
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,821
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,714
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	3,124
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/35	1,620	2,061
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/36	1,500	1,903
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/37	1,440	1,822
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/38	1,280	1,614
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	6/15/44	2,500	2,863
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/44	1,500	1,864
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	6/15/49	2,500	2,843
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/49	3,400	4,198
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	1.180%	3/6/20 LOC	3,310	3,310
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32	2,295	2,884
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/35	900	1,124
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	4.500%	6/15/40	1,565	1,853
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/43	3,545	4,339
New Jersey Economic Development Authority
Revenue (Team Academy Charter School
Project)	5.000%	12/1/48	2,500	2,976
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,099
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,197
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	6,025	6,737
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	720	801
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,905	8,694
1 New Jersey Economic Development Authority
Revenue TOB VRDO	1.180%	3/6/20	800	800

New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	4.000%	7/1/29	350	391
New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	5.000%	7/1/38	350	415
New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	5.000%	7/1/50	1,100	1,280
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,226
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	917
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,152
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,437
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,386
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,765
New Jersey Educational Facilities Authority
Revenue (Higher Education Capital
Improvement Fund)	4.000%	9/1/25	105	119
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,541
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	4.000%	9/1/26	320	367
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/26	1,100	1,275
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	3,069
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	13,385	16,388
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	1,730	2,115
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,764
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	92
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,372
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,487
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,360
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,015	9,185
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,631
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,150
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/31	3,800	4,910
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	3,000	3,870

New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	1,000	1,290
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	1,825	2,346
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/36	4,975	6,375
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,551
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,626
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,706
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	3,114
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	3,109
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,228
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,507
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,575
New Jersey Educational Facilities Authority
Revenue (Rider University)	5.000%	7/1/47	1,345	1,569
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (4)	1,090	1,279
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	692
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,372
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,116
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	505
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	997
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,445	1,690
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,225	1,363
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/42	2,900	3,510
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,662
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	4.000%	7/1/47	6,000	6,743
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/22	430	470
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/32	2,530	3,192
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/33	2,340	2,946
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	1,340	1,683
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	545	730

New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/35	1,485	1,860
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/35	565	754
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/36	1,095	1,453
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/37	1,100	1,456
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/38	990	1,308
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/39	1,050	1,384
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/40	1,040	1,367
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,465
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/45	2,080	2,705
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	2,144
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	3.000%	7/1/50	2,175	2,296
3 New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	4.000%	7/1/50	3,000	3,545
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,670
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,864
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	6,250	7,580
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	2,890	3,500
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,783
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,784
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,536
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	2,033
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,576
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,610
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/37 (4)	1,450	1,788
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/42 (4)	1,750	2,136
New Jersey GO	3.000%	6/1/25	10,000	10,533
New Jersey GO	5.000%	6/1/29	4,955	6,284
New Jersey GO	5.000%	6/1/31	4,590	5,463
New Jersey GO	5.000%	6/1/31	4,000	5,038
New Jersey GO	5.000%	6/1/32	2,760	3,281
New Jersey GO	2.250%	6/1/34	5,065	5,098
New Jersey GO	2.250%	6/1/34 (15)	4,225	4,283

New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	12,431
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,647
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,603
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	95
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	622
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	372
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	16,050	18,301
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	1.140%	3/6/20 LOC	12,660	12,660
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	1.140%	3/6/20 LOC	2,950	2,950
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.000%	7/1/30	6,515	7,589
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.000%	7/1/43	6,900	7,828
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	17,730	20,576
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) PUT	5.000%	7/1/24	4,000	4,709
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) PUT	5.000%	7/1/25	5,000	6,084
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) PUT	5.000%	7/1/26	5,000	6,211
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/27	3,645	3,973
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/32	2,000	2,239
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/34	1,280	1,484
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/36	5,000	5,772
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/31	2,345	2,956
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/32	2,370	2,979
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/33	3,315	4,153

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	6,925	8,636
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/37	6,755	8,378
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	2,500	3,089
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	8,000	9,853
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/52	3,000	3,638
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	5,000	6,046
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	6,250	7,659
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,625	3,671
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/25	4,380	5,231
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/28	425	532
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	804
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	918
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,615	1,851
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,620
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,590
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	4.000%	7/1/45	65	69
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	190	222
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/35	2,500	3,098
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/36	2,365	2,922

New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/37	2,000	2,465
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/42	3,000	3,659
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	15,335	17,411
1 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.300%	3/6/20	8,975	8,975
1 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.300%	3/6/20	2,175	2,175
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,130	6,304
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	6,107
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/33	2,220	2,694
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	2,725	3,302
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,710	4,185
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,373
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/22 (Prere.)	1,750	1,920
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,484
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	3,266
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	4,145
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,715
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	6,146
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,173
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,519

New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,405
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,070	7,942
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	4,086
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,656
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,010	9,071
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	2,500	3,100
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,080	6,287
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	20,000	24,554
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,245
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/21 (Prere.)	2,000	2,110
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	2,330	2,477
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	5,260	5,592
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/28	1,500	1,799
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,335	1,597
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,100	1,311
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/31	1,200	1,427
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	3.125%	7/1/33	3,420	3,550
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/35	3,185	3,764
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/36	1,000	1,180

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	9,510	11,095
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	10,060	11,025
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	5.000%	8/15/31	540	599
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	6,185
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	6.250%	7/1/35	2,115	2,234
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/26	50	61
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/27	1,165	1,408
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/28	1,000	1,204
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/29	2,875	3,458
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	800	958
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	2,745	3,284
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,364
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,294
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,934
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	3,780	4,181
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	9,154
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/30	1,530	2,029
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/32	2,455	3,220
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/33	3,305	4,321
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/34	2,000	2,605
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	4.000%	7/1/35	1,000	1,206
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	4.000%	7/1/36	2,000	2,406
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	4.000%	7/1/37	2,130	2,555

New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	4.000%	7/1/38	5,510	6,586
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	4.000%	7/1/39	1,730	2,063
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	4.000%	7/1/44	8,000	9,412
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	3.000%	7/1/49	10,500	11,161
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,441
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,760
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.800%	3/2/20 LOC	4,400	4,400
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.800%	3/2/20 LOC	2,200	2,200
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	1,905	1,906
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/23	5,480	6,296
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/24	3,630	4,304
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	610	610
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	550	550
New Jersey Higher Education Assistance
Authority Student Loan Revenue	2.375%	12/1/29	6,000	6,181
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.950%	11/1/43	1,100	1,221
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	1,068
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	4.100%	11/1/47	675	744
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	4.000%	11/1/48	825	920
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.050%	11/1/49	865	906
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,215
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	4.100%	11/1/53	500	554
1 New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue TOB
VRDO	1.180%	3/6/20	1,600	1,600
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	400	403
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.500%	10/1/34	7,170	8,005
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.750%	10/1/35	9,085	10,189
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.850%	10/1/39	5,255	5,848
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.950%	10/1/44	3,185	3,531
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.000%	4/1/49	2,390	2,660

New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	460	505
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	1,075	1,179
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	4,810	5,276
New Jersey Institute of Technology Revenue	5.000%	7/1/31	925	1,222
New Jersey Institute of Technology Revenue	5.000%	7/1/33	330	433
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	8,165
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,716
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	135	142
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	595	646
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	13,975	16,911
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,580	7,940
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,805	6,986
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	8,020	9,619
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,600	12,713
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	10,945	13,093
New Jersey Transportation Trust Fund Authority
Revenue	5.250%	12/15/21 (4)	295	317
New Jersey Transportation Trust Fund Authority
Revenue	5.500%	12/15/21 (14)	315	339
New Jersey Transportation Trust Fund Authority
Revenue	0.000%	12/15/24 (12)(2)	100	94
New Jersey Transportation Trust Fund Authority
Revenue	0.000%	12/15/26 (13)(2)	825	745
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/30	1,000	1,265
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/31	1,000	1,260
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/32	1,000	1,258
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/32	3,000	3,769
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/33	1,000	1,255
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	2,810	3,523
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/34	1,000	1,253
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	2,810	3,517
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/35	1,000	1,250
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	2,325	2,903
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	6/15/36	1,000	1,156
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/36	2,370	2,953
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	6/15/37	1,000	1,153

New Jersey Transportation Trust Fund Authority
Revenue	4.000%	12/15/37 (15)	2,610	3,028
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	6/15/38	1,000	1,150
New Jersey Transportation Trust Fund Authority
Revenue	4.250%	12/15/38	2,355	2,751
New Jersey Transportation Trust Fund Authority
Revenue	3.250%	6/15/39	1,000	1,063
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	6/15/44	5,115	5,793
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/44	2,000	2,445
New Jersey Transportation Trust Fund Authority
Revenue	3.500%	6/15/46	3,765	4,018
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	6/15/50	7,130	8,012
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/50	2,000	2,428
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,888
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	4,880	5,458
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/28	215	256
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/29	2,000	2,376
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/30	545	575
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,680
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	12/15/31	5,315	6,211
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,789
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	4,500	4,852
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/36	2,600	3,007
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	700	452
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	3,030	3,444
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	7,065
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,930
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.125%	6/15/39	2,525	2,922
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	6,036
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,946
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/43	3,000	3,750
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,932

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	1,000	1,144
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	6,154
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	3,000	3,657
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.500%	6/15/49	5,200	6,057
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	200	202
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	2,570	2,605
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/21 (Prere.)	385	411
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	250	278
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,950	3,724
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	100	115
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24 (2)	775	721
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24	550	508
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	380	343
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,315	1,188
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/26	445	513
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	5,850	5,143
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,776
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,511
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	3,293
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	11,915	9,920
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	640
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	3,105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	10,000	8,306
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,565	3,751
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,675
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,015	6,346
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	14,190	10,957
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	12,195	9,253

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	8,515	9,834
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	19,280	14,674
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	995	730
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	625	459
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32	1,000	1,281
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,670	2,604
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	3,548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/33	1,000	1,278
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	350	241
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	975	671
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	170	113
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,151
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,710	4,329
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,265	789
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	5,785	3,607
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	9,725	5,858
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	3,855	2,322
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	315	183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.000%	12/15/39	9,475	10,971
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	1,575	882
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	5,395	5,924
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,763
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,000	2,570
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,855
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,250	3,862
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,100	3,970
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,563
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	15	19
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,250	1,598
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	5,000	5,933
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	20	23
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,395	4,031
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	6,239
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	7,100	9,057
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,369
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,984
New Jersey Turnpike Authority Revenue	4.000%	1/1/36	650	768

New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,890	4,944
New Jersey Turnpike Authority Revenue	4.000%	1/1/37	2,500	2,950
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,755	12,375
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	12,525	14,576
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	3,200	3,490
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	16,953
New Jersey Turnpike Authority Revenue	4.000%	1/1/48	4,440	5,226
New Jersey Turnpike Authority Revenue	5.000%	1/1/48	4,000	5,051
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.180%	3/6/20 LOC	65	65
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.270%	3/6/20	15,615	15,615
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.300%	3/6/20	6,665	6,665
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/32 (14)	2,500	3,236
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.000%	1/1/37	8,600	9,957
North Brunswick NJ Township Board of
Education GO	3.250%	8/15/31	395	451
North Brunswick NJ Township Board of
Education GO	3.375%	8/15/36	1,940	2,188
North Brunswick NJ Township Board of
Education GO	3.375%	8/15/37	1,695	1,907
North Brunswick Township NJ GO	2.000%	7/15/23	265	275
North Brunswick Township NJ GO	2.000%	7/15/24	225	235
Passaic County NJ GO	3.000%	5/1/32	540	629
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/34	1,000	1,265
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/35	1,200	1,513
Passaic County NJ Improvement Authority
Lease Revenue	5.000%	5/1/33	720	852
Passaic County NJ Improvement Authority
Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42	2,500	3,029
Passaic NJ GO	1.000%	12/1/35	1,675	1,391
Passaic Valley NJ Sewage Commissioners
Revenue	5.000%	12/1/24 (4)	3,010	3,571
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,634
Pennsauken Township NJ School District GO	4.000%	7/15/38	2,525	2,826
Pinelands NJ Regional School District GO	4.000%	3/1/24	230	255
Plainfield NJ Board of Education GO	5.000%	8/1/20 (15)	1,470	1,495
Plainfield NJ Board of Education GO	5.000%	8/1/21 (15)	1,175	1,243
Plainfield NJ Board of Education GO	5.000%	8/1/22 (15)	1,600	1,754
Plainfield NJ Board of Education GO	5.000%	8/1/23 (15)	1,750	1,985
Plainfield NJ Board of Education GO	5.000%	8/1/24 (15)	1,000	1,172
Plainfield NJ Board of Education GO	5.000%	8/1/25 (15)	1,000	1,209
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,536
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,063
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	2,000	2,551

Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	5,560	7,374
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/36	5,000	6,361
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/37	3,630	4,423
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/38	3,605	4,628
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/38	4,000	4,859
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/39	4,555	5,520
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,778
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/43	5,000	5,910
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/45	2,000	2,391
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	4,000	4,921
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/48	1,740	2,203
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/49	4,125	4,932
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,080	6,159
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	5,010	6,162
Port Authority of New York & New Jersey
Revenue	5.000%	4/15/57	4,000	4,871
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	3,000	3,703
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	4,405	5,535
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.170%	3/6/20	20	20
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,189
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,189
Rancocas Valley NJ Regional High School
District GO	3.000%	3/15/39	1,300	1,420
Rancocas Valley NJ Regional High School
District GO	3.000%	3/15/40	1,300	1,416
Rutgers State University New Jersey Revenue	5.000%	5/1/23 (Prere.)	350	396
Rutgers State University New Jersey Revenue	5.000%	5/1/23 (Prere.)	7,000	7,928
Rutgers State University New Jersey Revenue	5.000%	5/1/23 (Prere.)	3,010	3,409
Rutgers State University New Jersey Revenue	5.000%	5/1/23 (Prere.)	14,290	16,184
Rutgers State University New Jersey Revenue	5.000%	5/1/23 (Prere.)	13,650	15,459
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.130%	3/6/20	3,165	3,165
Rutgers State University New Jersey Revenue
VRDO	1.100%	3/2/20	21,310	21,310
Salem County NJ	3.000%	6/15/32 (15)	765	833
Salem County NJ	3.000%	6/15/33 (15)	270	292

Somers Point NJ GO	3.000%	10/1/23	1,165	1,250
Somers Point NJ GO	3.000%	10/1/24	1,265	1,383
Somers Point NJ GO	4.000%	10/1/25	1,085	1,266
Somers Point NJ GO	4.000%	10/1/26	1,360	1,612
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	2,440	2,837
South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,984
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,187
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,062
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22 (Prere.)	2,050	2,271
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22 (Prere.)	4,010	4,442
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	250	275
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,407
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,504
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,254
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28 (4)	200	260
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28 (4)	1,140	1,463
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	240	263
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29 (4)	500	660
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	450	523
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30 (4)	500	657
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31 (4)	500	655
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32 (4)	500	654
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/33 (4)	500	651
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,600	6,426
Sussex County NJ GO	3.000%	6/1/24	1,600	1,744
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/22	1,000	1,086
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/25	1,200	1,432
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	1,405	1,724
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	3,085	3,189
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/28	1,955	2,517
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	1,500	1,918
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	1,500	1,906

Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	3,500	4,420
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/32	2,850	3,575
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/33	2,750	3,459
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	2,000	2,511
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	2,500	3,133
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	2,000	2,501
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.000%	6/1/37	3,000	3,452
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	2,000	2,495
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	5,000	6,084
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	2,500	2,943
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.250%	6/1/46	13,000	16,118
Toms River NJ Board of Education GO	3.000%	7/15/29	1,500	1,661
Toms River NJ Board of Education GO	3.000%	7/15/30	1,500	1,650
Toms River NJ Board of Education GO	3.000%	7/15/31	1,500	1,641
Toms River NJ Board of Education GO	3.000%	7/15/32	1,500	1,634
Toms River NJ Board of Education GO	3.000%	7/15/33	2,000	2,168
Toms River NJ Board of Education GO	3.000%	7/15/38	2,675	2,848
Trenton NJ GO	5.000%	7/15/37 (4)	1,055	1,310
Trenton NJ GO	5.000%	7/15/40 (4)	500	615
Union City NJ GO	5.000%	11/1/23	1,060	1,203
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,427
Union Township NJ Union City GO	1.000%	8/1/32	1,094	974
West Deptford Township NJ GO	2.000%	2/15/24	385	400
West Deptford Township NJ GO	3.000%	2/15/30	645	713
West Deptford Township NJ GO	3.000%	2/15/32	925	1,014
Woodland Park NJ GO	3.000%	7/15/24	435	473
				2,637,425
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	520	475
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,204	1,029
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,032	836
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	3,161	3,505
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	332	368
				6,213
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,351
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,304
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,550
				6,205
Total Tax-Exempt Municipal Bonds (Cost $2,413,246)				2,649,843

Other Assets and Liabilities-Net (0.2%)	4,391
Net Assets (100%)	2,654,234

Cost rounded to $000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $49,575,000, representing 1.9% of net assets.
2 Securities with a value of $409,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 29, 2020.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

New Jersey Long-Term Tax-Exempt Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	June 2020	15	3,113	90

Short Futures Contracts
2-Year U.S. Treasury Note	June 2020	(262)	(57,202)	(445)
10-Year U.S. Treasury Note	June 2020	(90)	(12,128)	(160)
5-Year U.S. Treasury Note	June 2020	(49)	(6,015)	(58)
				(663)
				(573)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the

New Jersey Long-Term Tax-Exempt Fund

close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments	($000)	($000)	($000)	($000)
Assets
Tax-Exempt Municipal Bonds	—	2,649,843	—	2,649,843
Derivatives Financial Instruments
Assets
Futures Contracts[1]	65	—	—	65
Liabilities
Futures Contracts[1]	341	—	—	341
1 Represents variation margin on the last day of the reporting period.